Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of maturities of lease obligations

(Thousands)
2022	$4,334
2023	4,332
2024	4,174
2025	3,286
2026	2,377
Thereafter	4,373
Total	$22,876